Embedded Derivative and Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Embedded Derivative Conversion Options and Call Option Derivative Liability [Abstract]
Embedded Derivative and Derivative Liability
(11)	Embedded Derivative Conversion Options and Call Option Derivative Liability

The Company accounts for the Conversion Option in accordance with ASC 815, Derivatives and Hedging (ACS 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a derivative financial instrument. The Company also accounts for the Call Option issued in connection with the 2012 Financing in accordance with ASC 815, as this instrument is considered a free-standing financial instrument that meets the criteria of a derivative under the guidance.

On October 2, 2012, the Company issued the Convertible Notes as discussed in Note 9 and classified the fair value of the Conversion Option and Call Option as a derivative liability. The Company will continue to re-measure their fair values at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.

The fair value of the Conversion Option and Call Option as of December 31, 2012 and as of March 31, 2013, was determined using a risk-neutral framework within a Monte Carlo analysis. The valuation of the Conversion Option, and Call Option is subjective and is affected by changes in inputs to the valuation model including the assumptions regarding the aggregate value of the Company's debt and equity instruments; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions or Major Transactions (as defined in the agreement); the historical and prospective volatility in the value of the company's debt and equity instruments; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield. In performing the valuation of the Conversion Option and Call Option, the Company believed the common stock price had not fully adjusted for the potential future dilution from this private placement. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share and $0.03 per share as of December 31, 2012 and March 31, 2013, respectively, primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of warrants issued in 2011 and 2012. Changes in these assumptions can materially affect the fair value estimate.

The following table summarizes the calculated aggregate fair values using a risk-neutral framework within a Monte Carlo analysis of the Conversion Option and the Call Option as of the dates indicated along with assumptions utilized in each calculation.
	Embedded Derivative and Derivative Liability
	Conversion Option		Call Option
	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013
Calculated aggregate value (in thousands)	$276	$273	$2,449	$2,786
Equity volatility	115%	115%	115%	115%
Asset volatility	90%	90%	90%	90%
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%
Weighted average risk-free interest rate	0.3%	0.1%	0.3%	0.1%
Dividend yield	None	None	None	None

(12)         Embedded Derivative and Derivative Liability

The Company accounts for the Demand Note Exchange Right and the Conversion Option in accordance with ASC 815, Derivatives and Hedging (ACS 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a derivative financial instrument. The Company also accounts for the Call Option issued in connection with the 2012 Financing in accordance with ASC 815, as this instrument is considered a free-standing financial instrument that meets the criteria of a derivative under the guidance.

Demand Note Exchange Right, Embedded Derivative Conversion Option and Call Option Derivative Liability

On October 2, 2012, the Company issued the Convertible Notes and the holders of the Demand Notes exercised their Exchange Right. The Company classified the fair value of the Conversion Option and Call Option as a liability and re-measured the fair value as of December 31, 2012.

The fair value of the Demand Note Exchange Right as of the date of issuance, as well as the fair values of the Conversion Option and Call Option as of the date of issuance and as of December 31, 2012, was determined using a risk-neutral framework within a Monte Carlo analysis. The valuation of the Demand Note Exchange Right, Conversion Option, and Call Option is subjective and is affected by changes in inputs to the valuation model including the assumptions regarding the aggregate value of the Company's debt and equity instruments; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions or Major Transactions (as defined in the agreement); the historical and prospective volatility in the value of the company's debt and equity instruments; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield. In performing the valuation of the Conversion Option and Call Option, the Company believed the common stock price had not fully adjusted for the potential future dilution from this private placement. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share as of December 31, 2012 primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of warrants issued in 2011 and 2012. Changes in these assumptions can materially affect the fair value estimate.

The following table summarizes the calculated aggregate fair values of the Demand Note Exchange Right, the Conversion Option and the Call Option as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative and Derivative Liability
	Demand Note Exchange Right	Conversion Option		Call Option
	September 30, 2012	October 2, 2012	December 31, 2012	October 2, 2012	December 31, 2012

Calculated aggregate value (in thousands)	$310	$488	$276	$3,181	$2,449
Equity volatility	115%	115%	115%	115%	115%
Asset volatility	90%	90%	90%	90%	90%
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%	100%
Weighted average risk-free interest rate	0.2%	0.2%	0.3%	0.2%	0.3%
Dividend yield	None	None	None	None	None